SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 21 - SUBSEQUENT EVENTS

In preparing these consolidated financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through February 5, 2021, the date the financial statements were available to be issued. No events require adjustment to or disclosure in the consolidated financial statements.

Convertible Debenture Financing

On September 28, 2020, ZK entered into Convertible Debenture agreements with certain unaffiliated investors identified therein (each an “Holder” and collectively “Holders”). The convertible debentures, with aggregate principal amount of $1.4 million and 5% annual interest rate, are exercisable for a period of one year at an exercise price of 70% of the average closing price during the seven (7) consecutive Trading Days immediately preceding the Conversion Date, but not lower than the Floor Price of $0.62 per share. The transaction was closed on October 20, 2020 and full proceeds were received. As of February 5, 2021, all Holders have demanded to convert their convertible debentures and a total of 1,394,253 shares were issued to Investors.

Private Placement

On December 23, 2020, ZK entered into Securities Purchase Agreement with certain unaffiliated investors identified therein (each an “Investor”, and collectively “Investors”), to offer an aggregate of 1,785,000 Company’s ordinary shares (the “Securities”), with no par value, at $1.40 per ordinary share, for a total purchase price of $2,499,000 in principle (the “Purchase Price”). The transaction was closed on January 8, 2021 and the full Purchase Price was received by the Company and 1,784,992 shares of Company’s ordinary shares were issued to Investors.